Interest Rate Benchmark Reform - Schedule of Non-derivative Financial Assets and Financial Liabilities (Detail) - Maturity After June28, 2024 [Member] - CDOR [Member] - Fair value hedges [member]
$ in Millions
	Nov. 01, 2021 CAD ($)	[1]
Non derivative financial assets [Member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial assets	$ 11,284	[2]
Non derivative financial Liabilities [Member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial liabilities	$ 13,424	[3],[4]

[1]	Includes exposure to one-month, two-month and three-month tenors for CDOR and Bankers’ Acceptance (BA) rates.
[2]	Non-derivative financial assets include carrying amounts of debt securities, loans, and customers’ liability under acceptances (debt securities, loans and customers’ liability under acceptances measured at amortized cost are gross of allowance for credit losses).
[3]	Excludes Series 2006-1 Bank Deposit Note of $750 million that is currently at a fixed rate and will subsequently reset to a six-month CDOR-based rate after December 31, 2036.
[4]	Non-derivative financial liabilities include carrying amounts of deposits, acceptances, obligations related to securities sold short and subordinated debentures.